Schedule of Earnings Per Share (Details) (Parenthetical) - shares		3 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2022	Jul. 31, 2021
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock forfeiture	187,500	281,250	281,250